SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Proved and Proved Developed Oil and Natural Gas Reserves, Net of Royalties (Details) - MMBbls	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	7,091	4,514	4,209
Extensions and discoveries (in MMbbl)	912	45	61
Improved recovery (in MMbbl)	64	27	22
Purchases of reserves in place (in MMbbl)	16	2,336	18
Sales of reserves in place (in MMbbl)	4	0	0
Production (in MMbbl)	274	229	176
Economic revisions due to prices (in MMbbl)	51	(54)	(103)
Revisions of prior estimates (in MMbbl)	165	344	277
Proved reserves, net, ending balance	7,919	7,091	4,514
Net proved developed reserves (in MMbbl)	6,571	5,825	3,307	2,990
Change in proved developed and undeveloped reserves, net (in MMbbl)	828	2,577	305
North America | Synthetic Crude Oil
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	4,956	2,542	2,283
Extensions and discoveries (in MMbbl)	744	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	2,232	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	148	100	45
Economic revisions due to prices (in MMbbl)	0	0	(108)
Revisions of prior estimates (in MMbbl)	109	282	196
Proved reserves, net, ending balance	5,661	4,956	2,542
Net proved developed reserves (in MMbbl)	5,661	4,967	2,527	2,194
North America | Bitumen
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	1,365	1,301	1,263
Extensions and discoveries (in MMbbl)	151	28	46
Improved recovery (in MMbbl)	10	7	5
Purchases of reserves in place (in MMbbl)	2	37	3
Sales of reserves in place (in MMbbl)	4	0	0
Production (in MMbbl)	64	70	71
Economic revisions due to prices (in MMbbl)	45	(18)	(23)
Revisions of prior estimates (in MMbbl)	54	44	32
Proved reserves, net, ending balance	1,469	1,365	1,301
Net proved developed reserves (in MMbbl)	461	410	384	411
North America | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	594	504	471
Extensions and discoveries (in MMbbl)	17	17	15
Improved recovery (in MMbbl)	50	19	14
Purchases of reserves in place (in MMbbl)	7	67	15
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	47	44	43
Economic revisions due to prices (in MMbbl)	18	(17)	19
Revisions of prior estimates (in MMbbl)	1	14	51
Proved reserves, net, ending balance	604	594	504
Net proved developed reserves (in MMbbl)	378	399	353	341
North America | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	6,915	4,347	4,017
Extensions and discoveries (in MMbbl)	912	45	61
Improved recovery (in MMbbl)	60	26	19
Purchases of reserves in place (in MMbbl)	9	2,336	18
Sales of reserves in place (in MMbbl)	4	0	0
Production (in MMbbl)	259	214	159
Economic revisions due to prices (in MMbbl)	63	(35)	(112)
Revisions of prior estimates (in MMbbl)	164	340	279
Proved reserves, net, ending balance	7,734	6,915	4,347
Net proved developed reserves (in MMbbl)	6,500	5,776	3,264	2,946
North Sea | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	107	93	119
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	1	1	1
Purchases of reserves in place (in MMbbl)	7	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	9	9	9
Economic revisions due to prices (in MMbbl)	(11)	(18)	10
Revisions of prior estimates (in MMbbl)	(3)	4	(8)
Proved reserves, net, ending balance	114	107	93
Net proved developed reserves (in MMbbl)	37	28	12	3
Offshore Africa | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	69	74	73
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	3	0	2
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	6	6	8
Economic revisions due to prices (in MMbbl)	(1)	(1)	(1)
Revisions of prior estimates (in MMbbl)	4	0	6
Proved reserves, net, ending balance	71	69	74
Net proved developed reserves (in MMbbl)	34	21	31	41